Debt (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Debt

Debt consists of the following:

	June 30, 2026	September 30, 2025

Notes payable	$995	$3,934
7% promissory notes – related parties	1,397	2,251
Total debt	2,392	6,185
Less: Amounts classified as current	(2,392)	(5,086)
Noncurrent portion	$—	$1,099

Debt consists of the following:

	September 30,
	2025	2024

Notes payable	$3,934	$598
7% promissory notes – related parties	2,251	2,495
Notes payable – related parties	—	330
Total debt	6,185	3,423
Less: Amounts classified as current	(5,086)	(2,141)
Noncurrent portion	$1,099	$1,282

Schedule of Measured at Fair Value

Debt measured at fair value consists of the following:

	June 30, 2026	September 30, 2025

Notes payable – measured at fair value	$3,360	$—
Total debt measured at fair value	3,360	—
Less: Amounts classified as current	(3,360)	—
Noncurrent portion	$—	$—